Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Thousands, ₪ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Subsidiary, Sale of Stock [Line Items]
Issuance cost	$ 148